UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20549

                         FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: December 31, 1999

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[ ] is a restatement
				 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Yale University
Address:  230 Prospect Street
          New Haven, CT 06511-2107

13F File Number:	28-4780

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person filing the report is authoritzed to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and table are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Person:

Name:	David F. Swensen
Title:	Chief Investment Officer
Phone:	(203) 432-0119
Signature, Place and Date of Signing:

David F. Swensen	  New Haven, CT 	February 14, 2000

Report Type [check only one.]:

[X]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Manager Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANG ACT OF 1934.
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		                	FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		64

Form 13F Information Table Value Total:	$467,829 (X$1,000)

List of Other Included Managers:

	None
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
FORM 13F INFORMATION TABLE
ITEM 1:                      ITEM 2:  ITEM 3:      ITEM 4      ITEM 5:              ITEM 6:   ITEM 7:   ITEM 8:
NAME OF                      CLASS    CUSIP        VALUE       SHARES/        PUT/  INVEST    OTHER     VOTING
ISSUER                       TITLE    NUMBER       (X$1,000)   PRN AMT        CALL  DSCRET'N  MANAG'S   AUTHORITY
AMDOCS                       COM      G02602-10-3    2,294         66,492.00        SOLE                SOLE
AMERICAN HOME PROD. CORP.    COM      026609-10-7      792         20,176.00        SOLE                SOLE
AMERICAN INT'L GROUP         COM      026874-10-7   10,129         93,680.00	       SOLE                SOLE
AMERICAN SELECT PORT. INC    COM      029570-10-8      508         43,500.00		      SOLE                SOLE
AMERICAN STRATEGIC INC PORT. COM      030098-10-7      885         78,699.00        SOLE                SOLE
AMERIPATH INC.               COM      03071D-10-9      248         30,290.00		      SOLE                SOLE
APPLIED MATERIALS INC.       COM      038222-10-5      511          4,037.00        SOLE                SOLE
ARIBA INC.                   COM      04033V-10-4   34,745        195,885.00        SOLE                SOLE
AT HOME CORP.                COM      045919-10-7   12,247        252,520.00        SOLE                S0LE
AVANT CORP.                  COM      O53487-10-4      281         17,997.00        SOLE                SOLE
BAKER FENTRESS               COM      057213-10-0   30,816      2,181,694.00        SOLE                SOLE
BROCADE COMMUNICATIONS       COM      111621-10-8   41,776        236,021.00        SOLE                SOLE
CISCO SYSTEMS INC.           COM      17275R-10-2    2,922         27,276.00        SOLE                SOLE
CONSOLIDATED TOMOKA LP CO.   COM      210226-10-6    3,564        279,494.21        SOLE                SOLE
COPPER MOUNTAIN NETWORKS     COM      217510-10-6   23,244        476,794.00        SOLE                SOLE
COVAD COMM. GROUP INT.       COM      222814-20-4    8,887        171,117.00        SOLE                SOLE
DELL COMPUTER CORP.          COM      247025-10-9    6,378        125,052.00        SOLE                SOLE
DITECH COMMUNICATIONS        COM      25500M-10-3    2,632         28,151.00        SOLE                SOLE
DORAL FINANCIAL GROUP        COM      25811P-10-0      214         17,400.00        SOLE                SOLE
DSET CORP.                   COM      262504-10-3      416         11,139.00        SOLE                SOLE
EFFICIENT NETWORKS, INC.     COM      282056-10-0      643         15,137.00        SOLE                SOLE
E-TEK DYNAMICS               COM      269240-10-7   19,069        141,646.00        SOLE                SOLE
FANSTEEL INC. DEL            COM      307260-10-9      141         36,432.00		      SOLE                SOLE
FOREST CITY ENTERPRISES INC. CL A     345550-10-7      549         19,600.00        SOLE                SOLE
GETTY IMAGES INC.            COM      374276-10-3      834         17,064.00        SOLE                SOLE
H & Q HEALTHCARE FD          SHBENINT 404052-10-2   30,228      1,405,963.00		      SOLE                SOLE
H & Q LIFE SCIENCES INV.     SHBENINT 404053-10-0   11,223        561,163.00		      SOLE		              SOLE
IHOP CORP.                   COM      449623-10-7      721         43,200.00        SOLE                SOLE
INTRAWARE INC.               COM      46118M-10-3    1,251         15,645.00        SOLE                SOLE
JUNIPER NETWORKS             COM      48203R-10-4   13,126         36,805.00        SOLE                SOLE
KEMPER INTER GOV'T TRUST     GOVINCTR 488413-10-5    8,307      1,290,400.00        SOLE                SOLE
LYCOS INC.                   COM      550818-10-8    1,287         16,173.00        SOLE                SOLE
MEDIA METRIX INC.            COM      58440X-10-3      411         11,487.00        SOLE                SOLE
MEDITRUST CORP.              PAIR CTF 58501T-30-6    1,207        219,487.00        SOLE                SOLE
MEDQUIST INC.                COM      584949-10-1      976         37,819.00        SOLE                SOLE
MORGAN STANLEY ASIA PACIFIC  COM      61744U-10-6    2,420        204,900.00        SOLE                SOLE
MORGAN STANLEY D. W. GOV'T   SHBENINT 61745P-10-6   30,338      3,762,800.00        SOLE                SOLE
MPATH INTERACTIVE            COM      62473C-10-1    2,169         81,477.00        SOLE                SOLE
NAB ASSET CORP.              COM      628712-20-0       27        109,040.00		      SOLE                SOLE
NORTHPOINT                   COM      666610-10-0    6,758        239,756.00        SOLE                SOLE
NVIDIA CORP.                 COM      67066G-10-4      273          5,815.00        SOLE                SOLE
ORIGINAL 16 TO ONE MINE      COM      686203-10-0       15         22,500.00		      SOLE                SOLE
PHILIP MORRIS COS. INC.      COM      718154-10-7    1,484         64,512.00        SOLE                SOLE
PHONE COM. INC.              COM      71920Q-10-0    6,051         52,196.00        SOLE                SOLE
PLX TECHNOLOGY               COM      693417-10-7    2,935        155,000.00        SOLE                SOLE
PRIME GROUP REALTY TRUST     SHBENINT 74158J-10-3    4,177        275,000.00        SOLE                SOLE
PROMUS HOTEL CORP.           COM      74342P-10-6    6,799        210,000.00		      SOLE                SOLE
REDBACK NETWORKS INC.        COM      757209-10-1   29,974        168,867.00        SOLE                SOLE
RHYTHMS NET CONNECTIONS INC. COM      762430-20-5   25,892        835,225.00        SOLE                SOLE
ROYCE FOCUS TRUST            COM      78080N-10-8    3,479        737,199.00        SOLE                SOLE
ROYCE MICRO-CAP. TR INC.     COM      780915-10-4    5,283        587,048.00	       SOLE                SOLE
ROYCE VALUE TRUST INC.       COM      780910-10-5   33,282      2,547,928.00	       SOLE                SOLE
SAGENT TECHNOLOGY INC.       COM      786693-10-1    8,793        293,716.00        SOLE                SOLE
SCC COMMUNICATIONS CORP.     COM      78388X-10-5      234         39,798.00        SOLE                SOLE
SPECTRALINK CORP.            COM      847580-10-7      854        117,767.00        SOLE                SOLE
TELLABS INC.                 COM      879664-10-0      393          6,117.00        SOLE                SOLE
TIMES MIRROR CO.             COM      887364-10-7      246          3,675.00        SOLE                SOLE
UNISYS CORP.                 COM      909214-10-8      616         19,302.00        SOLE                SOLE
VERTEL CORP.                 COM      924907-10-8    1,046        192,458.00        SOLE                SOLE
VIANT CORP.                  COM      92553N-10-7    3,097         31,280.00        SOLE                SOLE
VIGNETTE CORP.               COM      926734-10-4      335          2,056.00        SOLE                SOLE
WALDEN RESIDENTIAL PPTY INC  COM      931210-10-8   17,211        795,875.00		      SOLE                SOLE
WELLS FARGO & CO. NEW        COM      949746-10-1       36            896.00        SOLE                SOLE
WOLVERINE WORLD WIDE INC.    COM      978097-10-3      150         13,743.00		      SOLE                SOLE
TOTAL COLUMNS                                      467,829     19,801,381.21
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